Fair Value Measurements - Fair Value Option (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value	$ 582	$ 0
Aggregate contractual principal	10,967	$ 11,482
Mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Aggregate contractual principal	$ 591